Average Annual Total Returns - Eaton Vance Mutual Funds Trust		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Eaton Vance Total Return Bond Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	0.06%	2.43%
Eaton Vance Total Return Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Eaton Vance Total Return Bond Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		5.35%	0.89%	3.74%
Eaton Vance Total Return Bond Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	0.88%	2.07%
Eaton Vance Total Return Bond Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.13%	0.09%	2.17%
Eaton Vance Total Return Bond Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	0.82%	3.46%
Eaton Vance Total Return Bond Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	1.81%	4.34%
Eaton Vance Total Return Bond Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent		9.30%	1.84%	4.36%
Performance Inception Date	Jun. 30, 2023
Eaton Vance AMT-Free Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Eaton Vance AMT-Free Municipal Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		(1.02%)	(0.77%)	1.47%
Eaton Vance AMT-Free Municipal Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.02%)	(0.77%)	1.46%
Eaton Vance AMT-Free Municipal Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.88%	0.14%	1.89%
Eaton Vance AMT-Free Municipal Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		0.41%	(0.84%)	1.03%
Eaton Vance AMT-Free Municipal Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent		2.56%	0.16%	2.04%